Employee benefit obligations - Net Actuarial Results From Defined Benefit Plans (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial losses/(gains) from
changes in demographic assumptions	SFr (1,831)	SFr 0	SFr 0
changes in financial assumptions	(641)	(242)	1,229
changes in experience adjustments	2,336	1,797	697
Return on plan assets excl. interest income	(771)	65	(534)
Amounts recognized in other comprehensive income	SFr (907)	SFr 1,620	SFr 1,392